Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	$ 3,270,456	$ 3,270,456
Intangible assets, Accumulated amortization	2,668,737	2,122,999
Intangible assets, Net book value	601,719	1,147,457
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	1,877,415	1,877,415
Intangible assets, Accumulated amortization	1,814,835	1,439,351
Intangible assets, Net book value	62,580	438,064
Kidoz OS Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	31,006	31,006
Intangible assets, Accumulated amortization	31,006	31,006
Intangible assets, Net book value
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	1,362,035	1,362,035
Intangible assets, Accumulated amortization	822,896	652,642
Intangible assets, Net book value	$ 538,139	$ 709,393